Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of Alto Ingredients, Inc. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, refer to “Executive Compensation and Related Information – Compensation Discussion and Analysis” above.

	Summary Compensation	Summary Compensation	Summary Compensation	Compensation	Compensation	Compensation	Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Table Total for PEO (Bryon T. McGregor)[1]	Table Total for PEO (Michael D. Kandris)[1]	Table Total for PEO (Neil M. Koehler)[1]	Actually Paid to PEO (Bryon T. McGregor)[2]	Actually Paid to PEO (Michael D. Kandris)[2]	Actually Paid to PEO (Neil M. Koehler)[2]	Compensation Table Total for Non-PEO NEOs[3]	Compensation Actually Paid to Non-PEO NEOs[4]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]	Net Income (loss) (in thousands)[7]	Adjusted EBITDA (in thousands)[8]
(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$1,262,735	N/A	N/A	$867,654	N/A	N/A	$617,217	$484,503	$140.00	$41.58	$(58,984)	$(8,531)
2023	$1,357,502	$1,137,559	N/A	$1,192,118	$1,401,079	N/A	$587,491	$619,761	$309.23	$74.51	$(29,270)	$20,766
2022	N/A	$1,493,272	N/A	N/A	$1,179,649	N/A	$632,267	$575,007	$343.08	$93.70	$(42,862)	$(5,743)
2021	N/A	$1,878,748	N/A	N/A	$1,712,162	N/A	$843,060	$843,350	$640.00	$177.30	$44,217	$87,799
2020	N/A	$749,925	$531,297	N/A	$2,119,851	$1,054,049	$473,486	$1,069,362	$735.38	$184.82	$(16,384)	$53,948
[1]	The dollar amounts reported in columns (b) are the amounts of total compensation reported for Bryon T. McGregor, Michael D. Kandris and Neil M. Koehler, our Chief Executive Officers and Co-Chief Executive Officers for the periods stated in this footnote below, for each corresponding year in the “Total” column of the Summary Compensation Table for the applicable year. Refer to “Executive Compensation and Related Information – Summary Compensation Table” above for information concerning Mr. McGregor for 2024 and 2023, and our prior filings with the Securities and Exchange Commission for information concerning Mr. Kandris for 2023, 2022, 2021 and 2020, and concerning Mr. Koehler for 2020. Mr. McGregor was appointed as our Chief Executive Officer in August 2023. Mr. Kandris was appointed as our Co-Chief Executive Officer in May 2020 and became our sole Chief Executive Officer in September 2020 and continued in that position until the appointment of Mr. McGregor. Prior to Mr. Kandris’s appointment in May 2020, Mr. Koehler served as our sole Chief Executive Officer.

[2]	The dollar amounts reported in columns (c) represent the respective amounts of “compensation actually paid” to Messrs. McGregor, Kandris and Koehler, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. McGregor, Kandris or Koehler during the applicable year.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McGregor’s total compensation for 2024 and 2023 to determine the compensation actually paid to him:

Year	Reported Summary Compensation Table Total for PEO (Bryon T. McGregor)	Less Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO (Bryon T. McGregor)
2024	$1,262,735	$(615,760)	220,679	$–	$–	$867,654
2023	$1,357,502	$(846,000)	$680,616	$–	$–	$1,192,118

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kandris’s total compensation for 2023, 2022, 2021 and 2020 to determine the compensation actually paid to him. Mr. Kandris did not serve as our PEO during 2024.

Year	Reported Summary Compensation Table Total for PEO (Michael D. Kandris)	Less Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO (Michael D. Kandris)
2023	$1,137,559	$(525,000)	$788,520	$–	$–	$1,401,079
2022	$1,493,272	$(874,035)	$560,412	$–	$–	$1,179,649
2021	$1,878,748	$(707,392)	$540,806	$–	$–	$1,712,162
2020	$749,925	$(181,025)	$1,550,951	$–	$–	$2,119,851

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Koehler’s total compensation for 2020 to determine the compensation actually paid to him. Mr. Koehler did not serve as our PEO for any period during 2021 through 2024.

Year	Reported Summary Compensation Table Total for PEO (Neil M. Koehler)	Less Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO (Neil M. Koehler)
2020	$531,297	$–	$522,752	$–	$–	$1,054,049

(a)	The reported values of equity awards in the tables above are the total grant date fair values of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for Mr. McGregor are as follows. Mr. McGregor did not serve as our PEO for any period during 2020 through 2022.

Year	Year End Fair Value of Equity Awards (Bryon T. McGregor)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Bryon T. McGregor)
2024	$485,144	$(219,770)	$–	$(44,695)	$–	$–	$220,679
2023	$731,500	$(10,029)	$–	$(40,855)	$–	$–	$680,616

The amounts deducted or added in calculating the equity award adjustments for Mr. Kandris are as follows. Mr. Kandris did not serve as our PEO during 2024.

Year	Year End Fair Value of Equity Awards (Michael D. Kandris)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Michael D. Kandris)
2023	$931,000	$(28,081)	$–	$(114,399)	$–	$–	$788,520
2022	$368,554	$(159,360)	$–	$351,218	$–	$–	$560,412
2021	$592,780	$(77,500)	$–	$25,526	$–	$–	$540,806
2020	$1,357,500	$214,641	$–	$(21,190)	$–	$–	$1,550,951

The amounts deducted or added in calculating the equity award adjustments for Mr. Koehler are as follows. Mr. Koehler did not serve as our PEO for any period during 2021 through 2024.

Year	Year End Fair Value of Equity Awards (Neil M. Koehler)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Neil M. Koehler)
2020	$–	$–	$–	$522,752	$–	$–	$522,752

(c)	The amounts included in this column are the amounts reported, if any, in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year. There were no such amounts for any applicable year, therefore we have excluded the “Change in Pension and Nonqualified Deferred Compensation” column from the Summary Compensation Table.

(d)	The total pension benefit adjustment amount for each applicable year for each of Messrs. McGregor, Kandris and Koehler was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our PEOs or other NEOs.

[3]	The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Messrs. McGregor, Kandris and Koehler, who served as Chief Executive Officers or Co-Chief Executive Officers during the periods covered) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Messrs. McGregor, Kandris and Koehler for the applicable years during which they served as our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Todd E. Benton, Robert R. Olander, Auste M. Graham and James R. Sneed; (ii) for 2023, Robert R. Olander, Auste M. Graham and James R. Sneed; (iii) for 2022, Bryon T. McGregor, Auste M. Graham, James R. Sneed and Christopher W. Wright; (iv) for 2021, Bryon T. McGregor, Christopher W. Wright, James R. Sneed and Paul P. Koehler; and (v) for 2020, Bryon T. McGregor and Christopher W. Wright. Mr. Wright, our former General Counsel, retired in May 2022 and Paul P. Koehler, or former Vice President of Corporate Development, retired in February 2021. The included averages are affected by the retirements of Messrs. Wright and Koehler in 2022 and 2021, respectively, resulting in compensation reported only for the periods through their respective dates of retirement, but in the case of Mr. Wright, also include his post-retirement compensation under a consulting arrangement for the remainder of 2022.
[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. McGregor, Kandris and Koehler for the applicable years during which they served as our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year (excluding Messrs. McGregor, Kandris and Koehler for the applicable years during which they served as our PEO). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Messrs. McGregor, Kandris and Koehler for the applicable years during which they served as our PEO) for each year to determine the compensation actually paid to them, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$617,217	$(204,584)	71,870	$–	$–	$484,503
2023	$587,491	$(211,855)	$244,125	$–	$–	$619,761
2022	$632,267	$(268,947)	$211,687	$–	$–	$575,007
2021	$843,060	$(165,478)	$165,768	$–	$–	$843,350
2020	$473,486	$(61,921)	$657,797	$–	$–	$1,069,362
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$161,187	$(73,699)	$–	$(15,618)	$–	$–	$71,870
2023	$275,753	$(5,475)	$–	$(26,153)	$–	$–	$244,125
2022	$95,214	$(25,042)	$39,919	$101,596	$–	$–	$211,687
2021	$138,668	$(19,883)	$–	$46,983	$–	$–	$165,768
2020	$464,346	$214,641	$–	$(21,190)	$–	$–	$657,797

(b)	The total pension benefit adjustment amount for each applicable year for each of our NEOs was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our NEOs.

[5]	Cumulative Total Shareholder Return, or TSR, is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment (which dividends totaled $0.00 for all periods), and the difference between our share price at the end of the measurement period and the beginning of the measurement period, by (ii) our share price at the beginning of the measurement period.

[6]	The peer group used for this purpose is The Nasdaq Clean Edge Green Energy Index, a published industry index.

[7]	The dollar amounts reported represent the amount of income (loss) available to common stockholders reflected in our audited financial statements for the applicable year.

[8]	Adjusted EBITDA is defined as unaudited consolidated net income or loss before interest expense, interest income, unrealized derivative gains and losses, acquisition-related expense, provision or benefit for income taxes, asset impairments, depreciation and amortization expense, and fair value adjustments. While we use various performance measures in our compensation program to evaluate performance, we have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. See Appendix C for a reconciliation of Adjusted EBITDA to consolidated net income (loss), its most directly comparable measure under generally accepted accounting principles.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote		Michael D. Kandris and Neil M. Koehler
Peer Group Issuers, Footnote		The peer group used for this purpose is The Nasdaq Clean Edge Green Energy Index, a published industry index.
Adjustment To PEO Compensation, Footnote

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Koehler’s total compensation for 2020 to determine the compensation actually paid to him. Mr. Koehler did not serve as our PEO for any period during 2021 through 2024.

Year	Reported Summary Compensation Table Total for PEO (Neil M. Koehler)	Less Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO (Neil M. Koehler)
2020	$531,297	$–	$522,752	$–	$–	$1,054,049
(a)	The reported values of equity awards in the tables above are the total grant date fair values of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for Mr. McGregor are as follows. Mr. McGregor did not serve as our PEO for any period during 2020 through 2022.

Year	Year End Fair Value of Equity Awards (Bryon T. McGregor)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Bryon T. McGregor)
2024	$485,144	$(219,770)	$–	$(44,695)	$–	$–	$220,679
2023	$731,500	$(10,029)	$–	$(40,855)	$–	$–	$680,616

The amounts deducted or added in calculating the equity award adjustments for Mr. Kandris are as follows. Mr. Kandris did not serve as our PEO during 2024.

Year	Year End Fair Value of Equity Awards (Michael D. Kandris)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Michael D. Kandris)
2023	$931,000	$(28,081)	$–	$(114,399)	$–	$–	$788,520
2022	$368,554	$(159,360)	$–	$351,218	$–	$–	$560,412
2021	$592,780	$(77,500)	$–	$25,526	$–	$–	$540,806
2020	$1,357,500	$214,641	$–	$(21,190)	$–	$–	$1,550,951

The amounts deducted or added in calculating the equity award adjustments for Mr. Koehler are as follows. Mr. Koehler did not serve as our PEO for any period during 2021 through 2024.

Year	Year End Fair Value of Equity Awards (Neil M. Koehler)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Neil M. Koehler)
2020	$–	$–	$–	$522,752	$–	$–	$522,752
(c)	The amounts included in this column are the amounts reported, if any, in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year. There were no such amounts for any applicable year, therefore we have excluded the “Change in Pension and Nonqualified Deferred Compensation” column from the Summary Compensation Table.
(d)	The total pension benefit adjustment amount for each applicable year for each of Messrs. McGregor, Kandris and Koehler was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our PEOs or other NEOs.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 617,217	$ 587,491	$ 632,267	$ 843,060	$ 473,486
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 484,503	619,761	575,007	843,350	1,069,362
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$617,217	$(204,584)	71,870	$–	$–	$484,503
2023	$587,491	$(211,855)	$244,125	$–	$–	$619,761
2022	$632,267	$(268,947)	$211,687	$–	$–	$575,007
2021	$843,060	$(165,478)	$165,768	$–	$–	$843,350
2020	$473,486	$(61,921)	$657,797	$–	$–	$1,069,362
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$161,187	$(73,699)	$–	$(15,618)	$–	$–	$71,870
2023	$275,753	$(5,475)	$–	$(26,153)	$–	$–	$244,125
2022	$95,214	$(25,042)	$39,919	$101,596	$–	$–	$211,687
2021	$138,668	$(19,883)	$–	$46,983	$–	$–	$165,768
2020	$464,346	$214,641	$–	$(21,190)	$–	$–	$657,797
(b)	The total pension benefit adjustment amount for each applicable year for each of our NEOs was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our NEOs.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the amount of compensation actually paid to Messrs. McGregor and Kandris for the applicable years during which either of them served as our PEO, is, with the exception of 2023, generally aligned with our cumulative TSR over the period presented in the table. For 2023, Mr. McGregor received an additional award of restricted stock upon his elevation in mid-2023 to his position as our President and Chief Executive Officer, pushing his compensation higher for the year. Since Mr. Koehler’s compensation is included for only one year, we are unable to provide an analysis of the alignment of his compensation with our cumulative TSR over the five-year period.

The average amount of compensation actually paid to our NEOs as a group (excluding our PEOs for the years in which they served in that capacity) is also generally aligned with our cumulative TSR over the five-year period presented in the table.

The overall alignment of compensation actually paid with our cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our PEOs for the applicable periods and the other NEOs (excluding our PEOs for the years in which they served in that capacity) is comprised of short-term cash incentive awards linked to our Adjusted EBITDA which we believe itself is directly and positively correlated with our stock price and therefore to our TSR, and also because a significant portion of the compensation actually paid to those persons is through equity awards the value of which are directly linked to our stock price and therefore to our TSR.

As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” for 2024, the targeted value of our short-term cash incentive compensation was between 60% and 80%, and the targeted value of our equity awards was between approximately 80% and 170%, in each case depending on the particular NEO, of base compensation awarded to our NEOs.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

As demonstrated by the following graph, the amount of compensation actually paid to Messrs. McGregor and Kandris for the relevant periods during which either of them served as our PEO, is, with the exception of 2020, somewhat aligned with our net income (loss) over the period presented in the table. For 2020, Mr. Kandris received an additional award of restricted stock upon his elevation in mid-2020 to the position of President and Chief Executive Officer, pushing his compensation significantly higher for the year. Since Mr. Koehler’s compensation is included for only one year, we are unable to provide an analysis of the alignment of his compensation with our net income (loss) over the five-year period.

The average amount of compensation actually paid to our NEOs as a group (excluding our PEOs for the years in which they served in that capacity) is, with the exception of 2020, somewhat aligned with our net income (loss) over the period presented in the table.

Mr. Kandris and our other NEOs received grants of equity in 2020 and their total compensation increased substantially due to the subsequent large increase in the market price of our common stock through year-end, neither of which recurred in similar magnitude in subsequent years. The substantial grant of equity in mid-2020 to Mr. Kandris was made in respect of his elevation to the position of Co-Chief Executive Officer and in anticipation of his impending status as our sole Chief Executive Officer, which occurred in the succeeding months, as well as Mr. Kandris’s key efforts in furtherance of the successful and timely pivot of our sole business focus away from renewable fuel toward specialty alcohols and essential ingredients during the coronavirus pandemic in the midst of a bleak market for transportation fuels.

Although we do not use net income (loss) as a performance measure in our overall executive compensation program, that metric is correlated to our primary financial performance measure, Adjusted EBITDA, which we do use when setting goals in our short-term incentive compensation plan and in making cash awards to our NEOs. As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” for 2024, the targeted value of our short-term incentive compensation was between approximately 60% and 80%, depending on the particular NEO, of base compensation awarded to our NEOs.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Adjusted EBITDA

As demonstrated by the following graph, the amount of compensation actually paid to Messrs. McGregor and Kandris for the relevant periods during which either of them served as our PEO, and the average amount of compensation actually paid to our NEOs as a group (excluding our PEOs for the years in which they served in that capacity), is, with the exception of 2020, generally aligned with our Adjusted EBITDA over the period presented in the table.

Since Mr. Koehler’s compensation is included for only one year, we are unable to provide an analysis of the alignment of his compensation with our Adjusted EBITDA over the five-year period. As noted above, Mr. Kandris received a substantial grant of equity in mid-2020, the value of which increased significantly due to the large increase in the price of our common stock through year-end. This grant of equity elevated Mr. Kandris’s compensation for 2020 to an unusually high level and reduced the alignment of his compensation with our Adjusted EBITDA when compared with 2021.

While we use various financial and non-financial performance measures to evaluate performance for our compensation program, we have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. We use Adjusted EBITDA as our primary financial performance measure when setting goals in our short-term incentive compensation plan and in determining cash awards to our NEOs.

As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” for 2024, the targeted value of our short-term incentive compensation was between approximately 60% and 80%, depending on the particular NEO, of base compensation awarded to our NEOs.

Total Shareholder Return Vs Peer Group

Our Cumulative TSR and Peer Group Cumulative TSR

As demonstrated by the following graph, our cumulative TSR was $140 while the cumulative TSR of the peer group presented for this purpose, The Nasdaq Clean Edge Green Energy Index, was $42, in each case over the five-year period presented in the table. Our TSR outperformed the Index during the first year and remained higher than the Index during the succeeding four years presented in the table. We believe that our cumulative TSR outperformance compared to the Index represents our superior overall performance arising from the successful pivot of our sole business focus away from renewable fuel toward specialty alcohols and essential ingredients. For more information regarding our performance and the companies that the Compensation Committee considers when determining compensation, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Tabular List, Table

Financial Performance Measure

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a pay-for-performance philosophy. The measures we use for both our short- and long-term incentive awards are selected based on our objective to incentivize our NEOs to increase the value of our company over both the short- and long-term.

Total Shareholder Return Amount	[3]	$ 140	309.23	343.08	640	735.38
Peer Group Total Shareholder Return Amount	[4]	41.58	74.51	93.7	177.3	184.82
Net Income (Loss)	[5]	$ (58,984)	$ (29,270,000)	$ (42,862,000)	$ 44,217,000	$ (16,384,000)
Company Selected Measure Amount	[6]	(8,531)	20,766,000	(5,743,000)	87,799,000	53,948,000
Bryon T. McGregor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[7]	$ 1,262,735	$ 1,357,502
PEO Actually Paid Compensation Amount	[8]	867,654	1,192,118
Bryon T. McGregor [Member] | Less Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	(615,760)	(846,000)
Bryon T. McGregor [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	220,679	680,616
Bryon T. McGregor [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]
Bryon T. McGregor [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]
Bryon T. McGregor [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		485,144	731,500
Bryon T. McGregor [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(219,770)	(10,029)
Bryon T. McGregor [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Bryon T. McGregor [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(44,695)	(40,855)
Bryon T. McGregor [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Bryon T. McGregor [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Michael D. Kandris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[7]		1,137,559	1,493,272	1,878,748	749,925
PEO Actually Paid Compensation Amount	[8]		1,401,079	1,179,649	1,712,162	2,119,851
Michael D. Kandris [Member] | Less Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]		(525,000)	(874,035)	(707,392)	(181,025)
Michael D. Kandris [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]		788,520	560,412	540,806	1,550,951
Michael D. Kandris [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]
Michael D. Kandris [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]
Michael D. Kandris [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			931,000	368,554	592,780	1,357,500
Michael D. Kandris [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(28,081)	(159,360)	(77,500)	214,641
Michael D. Kandris [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Michael D. Kandris [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(114,399)	351,218	25,526	(21,190)
Michael D. Kandris [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Michael D. Kandris [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Neil M. Koehler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[7]					531,297
PEO Actually Paid Compensation Amount	[8]					1,054,049
Neil M. Koehler [Member] | Less Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]
Neil M. Koehler [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]					522,752
Neil M. Koehler [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]
Neil M. Koehler [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]
Neil M. Koehler [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Neil M. Koehler [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Neil M. Koehler [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Neil M. Koehler [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Neil M. Koehler [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Neil M. Koehler [Member] | Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						522,752
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(15,618)
Non-PEO NEO | Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(26,153)	101,596	46,983	(21,190)
Non-PEO NEO | Less Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(204,584)	(211,855)	(268,947)	(165,478)	(61,921)
Non-PEO NEO | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[13]	71,870	244,125	211,687	165,768	657,797
Non-PEO NEO | Average Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Average Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[14]
Non-PEO NEO | Average Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		161,187	275,753	95,214	138,668	464,346
Non-PEO NEO | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(73,699)	(5,475)	(25,042)	(19,883)	214,641
Non-PEO NEO | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				39,919
Non-PEO NEO | Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Messrs. McGregor, Kandris and Koehler, who served as Chief Executive Officers or Co-Chief Executive Officers during the periods covered) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Messrs. McGregor, Kandris and Koehler for the applicable years during which they served as our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Todd E. Benton, Robert R. Olander, Auste M. Graham and James R. Sneed; (ii) for 2023, Robert R. Olander, Auste M. Graham and James R. Sneed; (iii) for 2022, Bryon T. McGregor, Auste M. Graham, James R. Sneed and Christopher W. Wright; (iv) for 2021, Bryon T. McGregor, Christopher W. Wright, James R. Sneed and Paul P. Koehler; and (v) for 2020, Bryon T. McGregor and Christopher W. Wright. Mr. Wright, our former General Counsel, retired in May 2022 and Paul P. Koehler, or former Vice President of Corporate Development, retired in February 2021. The included averages are affected by the retirements of Messrs. Wright and Koehler in 2022 and 2021, respectively, resulting in compensation reported only for the periods through their respective dates of retirement, but in the case of Mr. Wright, also include his post-retirement compensation under a consulting arrangement for the remainder of 2022.
[2]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. McGregor, Kandris and Koehler for the applicable years during which they served as our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year (excluding Messrs. McGregor, Kandris and Koehler for the applicable years during which they served as our PEO). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Messrs. McGregor, Kandris and Koehler for the applicable years during which they served as our PEO) for each year to determine the compensation actually paid to them, using the same methodology described above in Note 2:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$617,217	$(204,584)	71,870	$–	$–	$484,503
2023	$587,491	$(211,855)	$244,125	$–	$–	$619,761
2022	$632,267	$(268,947)	$211,687	$–	$–	$575,007
2021	$843,060	$(165,478)	$165,768	$–	$–	$843,350
2020	$473,486	$(61,921)	$657,797	$–	$–	$1,069,362
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$161,187	$(73,699)	$–	$(15,618)	$–	$–	$71,870
2023	$275,753	$(5,475)	$–	$(26,153)	$–	$–	$244,125
2022	$95,214	$(25,042)	$39,919	$101,596	$–	$–	$211,687
2021	$138,668	$(19,883)	$–	$46,983	$–	$–	$165,768
2020	$464,346	$214,641	$–	$(21,190)	$–	$–	$657,797
(b)	The total pension benefit adjustment amount for each applicable year for each of our NEOs was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our NEOs.

[3]	Cumulative Total Shareholder Return, or TSR, is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment (which dividends totaled $0.00 for all periods), and the difference between our share price at the end of the measurement period and the beginning of the measurement period, by (ii) our share price at the beginning of the measurement period.
[4]	The peer group used for this purpose is The Nasdaq Clean Edge Green Energy Index, a published industry index.
[5]	The dollar amounts reported represent the amount of income (loss) available to common stockholders reflected in our audited financial statements for the applicable year.
[6]	Adjusted EBITDA is defined as unaudited consolidated net income or loss before interest expense, interest income, unrealized derivative gains and losses, acquisition-related expense, provision or benefit for income taxes, asset impairments, depreciation and amortization expense, and fair value adjustments. While we use various performance measures in our compensation program to evaluate performance, we have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. See Appendix C for a reconciliation of Adjusted EBITDA to consolidated net income (loss), its most directly comparable measure under generally accepted accounting principles.
[7]	The dollar amounts reported in columns (b) are the amounts of total compensation reported for Bryon T. McGregor, Michael D. Kandris and Neil M. Koehler, our Chief Executive Officers and Co-Chief Executive Officers for the periods stated in this footnote below, for each corresponding year in the “Total” column of the Summary Compensation Table for the applicable year. Refer to “Executive Compensation and Related Information – Summary Compensation Table” above for information concerning Mr. McGregor for 2024 and 2023, and our prior filings with the Securities and Exchange Commission for information concerning Mr. Kandris for 2023, 2022, 2021 and 2020, and concerning Mr. Koehler for 2020. Mr. McGregor was appointed as our Chief Executive Officer in August 2023. Mr. Kandris was appointed as our Co-Chief Executive Officer in May 2020 and became our sole Chief Executive Officer in September 2020 and continued in that position until the appointment of Mr. McGregor. Prior to Mr. Kandris’s appointment in May 2020, Mr. Koehler served as our sole Chief Executive Officer.
[8]	The dollar amounts reported in columns (c) represent the respective amounts of “compensation actually paid” to Messrs. McGregor, Kandris and Koehler, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. McGregor, Kandris or Koehler during the applicable year.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McGregor’s total compensation for 2024 and 2023 to determine the compensation actually paid to him:

Year	Reported Summary Compensation Table Total for PEO (Bryon T. McGregor)	Less Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO (Bryon T. McGregor)
2024	$1,262,735	$(615,760)	220,679	$–	$–	$867,654
2023	$1,357,502	$(846,000)	$680,616	$–	$–	$1,192,118

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kandris’s total compensation for 2023, 2022, 2021 and 2020 to determine the compensation actually paid to him. Mr. Kandris did not serve as our PEO during 2024.

Year	Reported Summary Compensation Table Total for PEO (Michael D. Kandris)	Less Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO (Michael D. Kandris)
2023	$1,137,559	$(525,000)	$788,520	$–	$–	$1,401,079
2022	$1,493,272	$(874,035)	$560,412	$–	$–	$1,179,649
2021	$1,878,748	$(707,392)	$540,806	$–	$–	$1,712,162
2020	$749,925	$(181,025)	$1,550,951	$–	$–	$2,119,851

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Koehler’s total compensation for 2020 to determine the compensation actually paid to him. Mr. Koehler did not serve as our PEO for any period during 2021 through 2024.

Year	Reported Summary Compensation Table Total for PEO (Neil M. Koehler)	Less Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO (Neil M. Koehler)
2020	$531,297	$–	$522,752	$–	$–	$1,054,049
(a)	The reported values of equity awards in the tables above are the total grant date fair values of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for Mr. McGregor are as follows. Mr. McGregor did not serve as our PEO for any period during 2020 through 2022.

Year	Year End Fair Value of Equity Awards (Bryon T. McGregor)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Bryon T. McGregor)
2024	$485,144	$(219,770)	$–	$(44,695)	$–	$–	$220,679
2023	$731,500	$(10,029)	$–	$(40,855)	$–	$–	$680,616

The amounts deducted or added in calculating the equity award adjustments for Mr. Kandris are as follows. Mr. Kandris did not serve as our PEO during 2024.

Year	Year End Fair Value of Equity Awards (Michael D. Kandris)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Michael D. Kandris)
2023	$931,000	$(28,081)	$–	$(114,399)	$–	$–	$788,520
2022	$368,554	$(159,360)	$–	$351,218	$–	$–	$560,412
2021	$592,780	$(77,500)	$–	$25,526	$–	$–	$540,806
2020	$1,357,500	$214,641	$–	$(21,190)	$–	$–	$1,550,951

The amounts deducted or added in calculating the equity award adjustments for Mr. Koehler are as follows. Mr. Koehler did not serve as our PEO for any period during 2021 through 2024.

Year	Year End Fair Value of Equity Awards (Neil M. Koehler)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Neil M. Koehler)
2020	$–	$–	$–	$522,752	$–	$–	$522,752
(c)	The amounts included in this column are the amounts reported, if any, in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year. There were no such amounts for any applicable year, therefore we have excluded the “Change in Pension and Nonqualified Deferred Compensation” column from the Summary Compensation Table.
(d)	The total pension benefit adjustment amount for each applicable year for each of Messrs. McGregor, Kandris and Koehler was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our PEOs or other NEOs.

[9]	The reported values of equity awards in the tables above are the total grant date fair values of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
[10]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for Mr. McGregor are as follows. Mr. McGregor did not serve as our PEO for any period during 2020 through 2022.

Year	Year End Fair Value of Equity Awards (Bryon T. McGregor)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Bryon T. McGregor)
2024	$485,144	$(219,770)	$–	$(44,695)	$–	$–	$220,679
2023	$731,500	$(10,029)	$–	$(40,855)	$–	$–	$680,616

The amounts deducted or added in calculating the equity award adjustments for Mr. Kandris are as follows. Mr. Kandris did not serve as our PEO during 2024.

Year	Year End Fair Value of Equity Awards (Michael D. Kandris)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Michael D. Kandris)
2023	$931,000	$(28,081)	$–	$(114,399)	$–	$–	$788,520
2022	$368,554	$(159,360)	$–	$351,218	$–	$–	$560,412
2021	$592,780	$(77,500)	$–	$25,526	$–	$–	$540,806
2020	$1,357,500	$214,641	$–	$(21,190)	$–	$–	$1,550,951

[11]	The amounts included in this column are the amounts reported, if any, in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
[12]	The total pension benefit adjustment amount for each applicable year for each of Messrs. McGregor, Kandris and Koehler was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our PEOs or other NEOs.
[13]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$161,187	$(73,699)	$–	$(15,618)	$–	$–	$71,870
2023	$275,753	$(5,475)	$–	$(26,153)	$–	$–	$244,125
2022	$95,214	$(25,042)	$39,919	$101,596	$–	$–	$211,687
2021	$138,668	$(19,883)	$–	$46,983	$–	$–	$165,768
2020	$464,346	$214,641	$–	$(21,190)	$–	$–	$657,797

[14]	The total pension benefit adjustment amount for each applicable year for each of our NEOs was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our NEOs.